UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
90 Park Avenue
New York, NY 10016
 (Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments.

Barrett Opportunity Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.60%
Beverage and Tobacco Product Manufacturing - 2.33%
Diageo PLC - ADR	4,000	$443,840
PepsiCo., Inc.	10,000	964,300
		1,408,140
Chemical Manufacturing - 3.12%
Abbott Laboratories	12,000	583,200
AbbVie, Inc.	12,000	799,080
Johnson & Johnson	5,000	500,700
		1,882,980
Computer and Electronic Product Manufacturing - 5.22%
Koninklijke Philips Electronics NV - NY Registered Shares - ADR	115,710	3,157,726
Credit Intermediation and Related Activities - 15.17%
The Bank of New York Mellon Corp. (a)	211,471	9,169,383
Data Processing, Hosting and Related Services - 2.12%
Automatic Data Processing, Inc.	15,000	1,282,650
Insurance Carriers and Related Activities - 16.21%
Chubb Corp. (a)	100,500	9,798,750
Merchant Wholesalers, Nondurable Goods - 3.53%
Monsanto Co.	18,242	2,133,949
Miscellaneous Manufacturing - 2.63%
3M Co.	10,000	1,590,800
Petroleum and Coal Products Manufacturing - 17.44%
Murphy Oil Corp. (a)	60,600	2,633,676
Murphy USA, Inc. (b)	21,825	1,270,870
Royal Dutch Shell PLC - Class A - ADR	111,100	6,634,892
		10,539,438
Real Estate - 8.44%
Alexander & Baldwin, Inc.	17,500	718,725
Forest City Enterprises, Inc. - Class A (b)	77,400	1,784,844
Forest City Enterprises, Inc. - Class B (b)(c)	112,500	2,599,875
		5,103,444
Software - 1.24%
Google, Inc. (b)	1,403	746,550
Transportation Equipment Manufacturing - 15.17%
General Dynamics Corp. (a)	65,400	9,166,464
Waste Management and Remediation Services - 1.13%
TRC Cos., Inc. (b)	66,850	685,881
Wood Product Manufacturing - 2.85%
Leucadia National Corp.	70,000	1,724,100
Total Common Stocks (Cost $7,224,304)		58,390,255

REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.35%
Real Estate - 2.35%
Rayonier, Inc.	54,985	1,419,713
Total Real Estate Investment Trusts (Cost $323,589)		1,419,713

SHORT-TERM INVESTMENTS - 0.83%
Money Market Funds - 0.83%
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.01% (d)	501,699	501,699
Total Short-Term Investments (Cost $501,699)		501,699

Total Investments (Cost $8,049,592) - 99.78%		60,311,667
Other Assets in Excess of Liabilities - 0.22%		130,556
Total Net Assets - 100.00%		$60,442,223

Percentages stated are a percentage of net assets.
ADR American Depository Receipt
(a) A portion of this security may be subject to call options written and is pledged as collateral for options written. The aggregate value of these securities as of
May 31, 2015 was $2,174,700. See Note 2.
(b) Non-income producing security.
(c) Convertible into Forest City Enterprices, Inc. - Class A shares.
(d) Variable rate security. The rate listed is as of May 31, 2015.

SCHEDULE OF OPTIONS WRITTEN
	Number of Contracts	Value
Call Options
Bank of New York Mellon Corp.
Expiration: January 2016, Exercise Price: $42.00	60	$21,300
Expiration: January 2016, Exercise Price: $45.00	60	10,860
Expiration: January 2016, Exercise Price: $47.00	60	6,510
Chubb Corp.
Expiration: October 2015, Exercise Price: $105.00	30	2,130
General Dynamics Corp.
Expiration: January 2016, Exercise Price: $150.00	20	6,240
Expiration: January 2016, Exercise Price: $155.00	20	4,400
Expiration: January 2016, Exercise Price: $160.00	20	2,340
Murphy Oil Corp.
Expiration: January 2016, Exercise Price: $57.50	60	2,100

Total Options Written (Premiums Recevied $53,566)		$55,880

The accompanying notes are an integral part of this Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

1)	Investment Valuation

Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO"). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund's Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1	-	quoted prices in active markets for identical investments as of the measurement date
Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include active listed equities, REITs and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of May 31, 2015. The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks
Administrative Support and Waste Management	$685,881	$-	$-	$685,881
Finance & Insurance	18,968,133	-	-	18,968,133
Information	2,029,200	-	-	2,029,200
Manufacturing	29,879,497	-	-	29,879,497
Real Estate, Rental & Leasing	6,108,819	-	-	6,108,819
Wholesale Trade	718,725			718,725
Total Common Stocks	58,390,255	-	-	58,390,255
REITs	1,419,713	-	-	1,419,713
Money Market Funds	501,699	-	-	501,699

Total Assets	$60,311,667	$-	$-	$60,311,667

Liabilities
Options Written	$(42,840)	$(13,040)	$-	$(55,880)

Transfers between Level 1 and Level 2 as of May 31, 2015 resulted from securities priced either at the market closing price (Level 1 securities) or at the mean of the bid and asked prices (Level 2 securities) when a closing price was not available. Transfers as of May 31, 2015 are summarized in the table below. The Fund did not hold any level 3 securities during the period. It is the Fund's policy to records transfers between levels as of the end of the reporting period.

Transfers into Level 1	$2,599,875
Transfers out of Level 1	-
Net Transfers in and/or out of Level 1	$2,599,875
Transfers into Level 2	$-
Transfers out of Level 2	(2,599,875)
Net Transfers in and/or out of Level 2	$(2,599,875)

2)	Options

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund's option component of the overall investment strategy is often referred to as a "buy-write" strategy (also called a "covered call" strategy), in which the Advisor (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange's clearing house guarantees the options against default.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.

Derivative Instruments
The Fund may invest in derivative instruments such as written options.
Statement of Assets & Liabilities - Values of derivative instruments as of May 31, 2015:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity Contracts - Options	Options written, at value	$55,880

3)	The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows**:

	Cost of investments	$8,049,592
	Gross unrealized appreciation	52,303,342
	Gross unrealized depreciation	(41,267)
	Net unrealized appreciation	$52,262,075

	**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please
	refer to the Notes to Financials Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Barrett Opportunity Fund, Inc.     ___________

By (Signature and Title) /s/ Peter H. Shriver
                                        Peter H. Shriver, President

Date  6/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter H. Shriver
                                         Peter H. Shriver, President

Date  6/29/15

By (Signature and Title)* /s/ John G. Youngman
                                         John G. Youngman, Treasurer

Date  6/29/15

* Print the name and title of each signing officer under his or her signature.